Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Funds Prospectus

RUSSELL INVESTMENT FUNDS
Supplement dated April 9, 2020 to
PROSPECTUS DATED MAY 1, 2019,
As supplemented May 24, 2019,
June 10, 2019, September 11, 2019,
December 27, 2019 and March 2, 2020

RISK/RETURN SUMMARY FOR ALL FUNDS: The following replaces the risk factor entitled "Global Financial Markets Risk" in the sub-section entitled "Principal Risks of Investing in the Fund" in the Risk/Return Summary section for each Fund in the Prospectus listed above:

∙Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS
Supplement dated April 9, 2020 to
PROSPECTUS DATED MAY 1, 2019,
As supplemented June 10, 2019, September 11, 2019
and December 27, 2019

RISK/RETURN SUMMARY FOR ALL FUNDS: The following replaces the risk factor entitled "Global Financial Markets Risk" in the sub-section entitled "Principal Risks of Investing in the Fund" in the Risk/Return Summary section for each Fund in the Prospectus listed above:

∙Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's and/or an Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's and/or an Underlying Fund's portfolio instruments or achieving the Fund's and/or an Underlying Fund's objective.

U.S. Strategic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Funds Prospectus

RUSSELL INVESTMENT FUNDS
Supplement dated April 9, 2020 to
PROSPECTUS DATED MAY 1, 2019,
As supplemented May 24, 2019,
June 10, 2019, September 11, 2019,
December 27, 2019 and March 2, 2020

RISK/RETURN SUMMARY FOR ALL FUNDS: The following replaces the risk factor entitled "Global Financial Markets Risk" in the sub-section entitled "Principal Risks of Investing in the Fund" in the Risk/Return Summary section for each Fund in the Prospectus listed above:

∙Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.

U.S. Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Funds Prospectus

RUSSELL INVESTMENT FUNDS
Supplement dated April 9, 2020 to
PROSPECTUS DATED MAY 1, 2019,
As supplemented May 24, 2019,
June 10, 2019, September 11, 2019,
December 27, 2019 and March 2, 2020

RISK/RETURN SUMMARY FOR ALL FUNDS: The following replaces the risk factor entitled "Global Financial Markets Risk" in the sub-section entitled "Principal Risks of Investing in the Fund" in the Risk/Return Summary section for each Fund in the Prospectus listed above:

∙Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.

Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Funds Prospectus

RUSSELL INVESTMENT FUNDS
Supplement dated April 9, 2020 to
PROSPECTUS DATED MAY 1, 2019,
As supplemented May 24, 2019,
June 10, 2019, September 11, 2019,
December 27, 2019 and March 2, 2020

RISK/RETURN SUMMARY FOR ALL FUNDS: The following replaces the risk factor entitled "Global Financial Markets Risk" in the sub-section entitled "Principal Risks of Investing in the Fund" in the Risk/Return Summary section for each Fund in the Prospectus listed above:

∙Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.

International Developed Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Funds Prospectus

RUSSELL INVESTMENT FUNDS
Supplement dated April 9, 2020 to
PROSPECTUS DATED MAY 1, 2019,
As supplemented May 24, 2019,
June 10, 2019, September 11, 2019,
December 27, 2019 and March 2, 2020

RISK/RETURN SUMMARY FOR ALL FUNDS: The following replaces the risk factor entitled "Global Financial Markets Risk" in the sub-section entitled "Principal Risks of Investing in the Fund" in the Risk/Return Summary section for each Fund in the Prospectus listed above:

∙Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.

Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Funds Prospectus

RUSSELL INVESTMENT FUNDS
Supplement dated April 9, 2020 to
PROSPECTUS DATED MAY 1, 2019,
As supplemented May 24, 2019,
June 10, 2019, September 11, 2019,
December 27, 2019 and March 2, 2020

RISK/RETURN SUMMARY FOR ALL FUNDS: The following replaces the risk factor entitled "Global Financial Markets Risk" in the sub-section entitled "Principal Risks of Investing in the Fund" in the Risk/Return Summary section for each Fund in the Prospectus listed above:

∙Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.

Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS
Supplement dated April 9, 2020 to
PROSPECTUS DATED MAY 1, 2019,
As supplemented June 10, 2019, September 11, 2019
and December 27, 2019

RISK/RETURN SUMMARY FOR ALL FUNDS: The following replaces the risk factor entitled "Global Financial Markets Risk" in the sub-section entitled "Principal Risks of Investing in the Fund" in the Risk/Return Summary section for each Fund in the Prospectus listed above:

∙Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's and/or an Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's and/or an Underlying Fund's portfolio instruments or achieving the Fund's and/or an Underlying Fund's objective.

Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS
Supplement dated April 9, 2020 to
PROSPECTUS DATED MAY 1, 2019,
As supplemented June 10, 2019, September 11, 2019
and December 27, 2019

RISK/RETURN SUMMARY FOR ALL FUNDS: The following replaces the risk factor entitled "Global Financial Markets Risk" in the sub-section entitled "Principal Risks of Investing in the Fund" in the Risk/Return Summary section for each Fund in the Prospectus listed above:

∙Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's and/or an Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's and/or an Underlying Fund's portfolio instruments or achieving the Fund's and/or an Underlying Fund's objective.

Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS
Supplement dated April 9, 2020 to
PROSPECTUS DATED MAY 1, 2019,
As supplemented June 10, 2019, September 11, 2019
and December 27, 2019

RISK/RETURN SUMMARY FOR ALL FUNDS: The following replaces the risk factor entitled "Global Financial Markets Risk" in the sub-section entitled "Principal Risks of Investing in the Fund" in the Risk/Return Summary section for each Fund in the Prospectus listed above:

∙Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's and/or an Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's and/or an Underlying Fund's portfolio instruments or achieving the Fund's and/or an Underlying Fund's objective.

Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS
Supplement dated April 9, 2020 to
PROSPECTUS DATED MAY 1, 2019,
As supplemented June 10, 2019, September 11, 2019
and December 27, 2019

RISK/RETURN SUMMARY FOR ALL FUNDS: The following replaces the risk factor entitled "Global Financial Markets Risk" in the sub-section entitled "Principal Risks of Investing in the Fund" in the Risk/Return Summary section for each Fund in the Prospectus listed above:

∙Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's and/or an Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's and/or an Underlying Fund's portfolio instruments or achieving the Fund's and/or an Underlying Fund's objective.